Income Taxes (Current and Deferred) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities Before Offsets by Legal Entity (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 993	€ 877
Deferred tax liabilities	(265)	(293)
Net deferred tax liability assets	728	584
Deferred [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,429	1,294
Deferred tax liabilities	(701)	(710)
Net deferred tax liability assets	€ 728	€ 584